Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Cross-Currency Swap Contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 22,438	$ 2,008
Costless Collar Contracts | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	1,422	2,466
Costless Collar Contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	953	552
Foreign Exchange Contract | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 41	$ 1,887